Business Segments (Narrative) (Detail) ¥ in Billions	12 Months Ended
	Mar. 31, 2023 segment	Mar. 31, 2022 JPY (¥)	Mar. 31, 2021 JPY (¥)	Mar. 31, 2020 JPY (¥)
Segment Reporting Information [Line Items]
Number of operating segments | segment	7
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		¥ (6.5)	¥ (4.9)
Operating Segments | Global Commercial Banking Business Group | Customer business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(0.9)	(0.8)
Operating Segments | Retail & Commercial Banking Business Group | Customer business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		11.0	9.1
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(0.3)	(5.7)
Operating Segments | Global Markets Business Group
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		3.0	2.9
Operating Segments | Digital Service Business Group | Customer business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(10.3)	(8.2)
Operating Segments | Asset Management & Investor Services Business Group | Customer business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)			0.1	¥ 0.2
Other
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		¥ 3.9	¥ 7.4